Fair Value Measurements (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total	721,026,923	682,252,159
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total
Fair value recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total	721,026,923	682,252,159
Fair value recurring [Member] | Wealth management products [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	634,307,598	682,252,159
Fair value recurring [Member] | Wealth management products [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products
Fair value recurring [Member] | Wealth management products [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	634,307,598	682,252,159
Fair value recurring [Member] | Wealth management products [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products
Fair value recurring [Member] | Asset management products [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Asset management products	20,020,456
Fair value recurring [Member] | Asset management products [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Asset management products
Fair value recurring [Member] | Asset management products [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Asset management products	20,020,456
Fair value recurring [Member] | Asset management products [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Asset management products
Fair value recurring [Member] | Loans held for sale [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans held-for-sale	66,698,869
Fair value recurring [Member] | Loans held for sale [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans held-for-sale
Fair value recurring [Member] | Loans held for sale [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans held-for-sale	66,698,869
Fair value recurring [Member] | Loans held for sale [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans held-for-sale